Share-based payments - Additional information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 Options £ / shares	Dec. 31, 2023 Options £ / shares	Dec. 31, 2022 Options
2021 Incentive Plan
Share-based payments
Number of options exercisable	2,813,088	1,730,062
Number of share options outstanding	10,748,868	9,985,971	4,355,669
Expected weighted average remaining vesting period (years)	2 years 7 months 17 days	3 years 3 months 18 days
2021 Incentive Plan | Maximum
Share-based payments
Exercise prices | £ / shares	£ 6.40	£ 6.40
2021 Incentive Plan | Minimum
Share-based payments
Exercise prices | £ / shares	£ 0	£ 0
2021 Incentive plan - Nil cost options
Share-based payments
Number of share options outstanding	9,633,610
2021 Incentive plan - Compare Share Option Plan (CSOP)
Share-based payments
Number of share options outstanding	1,096,741
2021 Incentive plan - Cost share options
Share-based payments
Number of share options outstanding	18,518
EMI Scheme
Share-based payments
Number of options exercisable	5,893,292	4,956,810
Number of share options outstanding	10,075,857	11,702,317	21,011,084
Expected weighted average remaining vesting period (years)	1 year 3 months 29 days	1 year 9 months 10 days
EMI Scheme | Maximum
Share-based payments
Exercise prices | £ / shares	£ 1.14	£ 1.14
EMI Scheme | Minimum
Share-based payments
Exercise prices | £ / shares	£ 0.03	£ 0.03